Consolidated Balance Sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Common stock, shares, outstanding (in shares)		393,283,720		393,421,721
Accounts receivable, net	[1]	€ 4,477.5		€ 4,334.1
Other assets	[2]	1,940.3	[1]	1,578.5
Loan receivable	[2]	1,456.6		929.2
Other non-current assets	[3]	790.8		651.8
Accounts payable	[4]	3,500.4		2,347.3
Related party
Accounts receivable, net		70.8		7.8
Other assets		815.8		691.9
Loan receivable		1,440.8		912.4
Other non-current assets		599.9		490.8
Accounts payable		955.8		4.0
Accrued and other liabilities		€ 199.9		€ 199.9
Common Stock
Ordinary shares, nominal value (in EUR per share)		€ 0.09		€ 0.09
Ordinary Shares, authorized (in shares)		700,000,000		700,000,000
Common stock, shares, outstanding (in shares)		393,283,720		393,421,721
Common stock, shares, issued (in shares)		393,283,720		393,421,721

[1]	Accounts receivable includes amounts with related parties of €70.8 million and €7.8 million at December 31, 2024 and 2023, respectively.
[2]	Loans receivable includes amounts with related parties of €1,440.8 million and €912.4 million at December 31, 2024 and 2023, respectively.
[3]	Other assets – non-current includes amounts with related parties of €599.9 million and €490.8 million at December 31, 2024 and 2023, respectively.
[4]	Accounts payable includes amounts with related parties of €955.8 million and €4.0 million at December 31, 2024 and 2023, respectively.